Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 21, 2014	Sep. 30, 2014	Sep. 19, 2014	Jun. 30, 2014	May 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 06, 2013	Sep. 30, 2013	Sep. 27, 2013	Jun. 30, 2013	May 17, 2013	Mar. 31, 2013	Feb. 19, 2013	Feb. 27, 2015
Subsequent Event [Line Items]
Collateralized Excess Of Loss On Reinsurance Coverage	$ 500	$ 690	$ 540
Dividends Amount Per Share	$ 0.250	$ 0.225		$ 0.25	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.200	$ 0.20	$ 0.200	$ 0.20	$ 0.200	$ 0.20
Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends Amount Per Share																		$ 0.250
Reinsurance Policy [Domain]
Subsequent Event [Line Items]
Collateralized Excess Of Loss On Reinsurance Coverage	$ 200